Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2016
Related Party Transactions [Abstract]
Schedule of Related Party Transactions

	As of December 31, 2016	As of December 31, 2015
Mr. Jianxin Lin	$163,361	$228,978

Company Name	Due from related party as of December 31, 2015
Xiamen Luye Trading Co., Ltd	$153,998

Revenue Amount
Year ended
Company Name	December 31, 2015

Xiamen Luye Trading Co., Ltd	$230,910
Xiamen Beiruichen Trading Co., Ltd	190,195
Total	$421,105